SCHEDULE OF RECONCILIATION OF PROMISSORY NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Balance at the beginning of year	$ 591,170	$ 487,790
Accretion of liability	84,718	103,380
Converted to Company Common Stock	(675,888)
Balance at the end of year		$ 591,170